Derivative Liabilities and Convertible Promissory Notes - Schedule of Fair Value of the Additional Warrants (Details)	Dec. 31, 2025	Jun. 28, 2025	Jan. 16, 2025	Dec. 31, 2024
Expected volatility [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	150.73	156.93
Expected volatility [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	152.67			133.54
Expected volatility [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	152.67			114.9
Expected volatility [Member] | January Note [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input			152.28
Expected volatility [Member] | January Warrant [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input			110.69
Exercise Price [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	14.42	14.39
Exercise Price [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	3,125			43,749
Exercise Price [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	14.42			642.79
Exercise Price [Member] | January Note [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input			667.8
Exercise Price [Member] | January Warrant [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input			667.8
Share price [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	11.51	115.64
Share price [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	11.51			611.66
Share price [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	11.51			611.66
Share price [Member] | January Note [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input			583.1
Share price [Member] | January Warrant [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input			583.1
Risk-free interest rate [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	3.48	3.83
Risk-free interest rate [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	3.47			4.27
Risk-free interest rate [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	3.6			4.4
Risk-free interest rate [Member] | January Note [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input			4.21
Risk-free interest rate [Member] | January Warrant [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input			4.41
Dividend yield [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input
Dividend yield [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input
Dividend yield [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input
Dividend yield [Member] | January Note [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input
Dividend yield [Member] | January Warrant [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input
Expected life [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	0.98	1.5
Expected life [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	1.91			2.91
Expected life [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	3.58			4.58
Expected life [Member] | January Note [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input			1.5
Expected life [Member] | January Warrant [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input			5.5
Weighted average cost of capital (WACC) [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Derivative measurement input	20.4			21.9